Organization and Description of Business (Details) $ / shares in Units, ¥ in Millions			1 Months Ended	12 Months Ended
	Feb. 07, 2016 USD ($) $ / shares shares	Feb. 07, 2016 CNY (¥) shares	Nov. 29, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Feb. 29, 2016	Feb. 07, 2016 CNY (¥)	Jul. 15, 2015	Dec. 31, 2014 USD ($)	Nov. 22, 2011 USD ($)	Nov. 22, 2011 CNY (¥)	May 12, 1999 USD ($) Shareholders Subsidiaries	May 12, 1999 CNY (¥) Shareholders Subsidiaries
Organization and Description of Business (Textual)
Additional paid-in capital				$ 42,278,252	$ 23,741,828
Number of share holders | Shareholders													4	4
Number of subsidiaries | Subsidiaries													5	5
Carrying value of equity				10,863,040	1,594,594	$ 532,627				$ 2,031,544
Common shares of value issued				14,270,194
Gross proceeds from the offering				16,100,000
Proceeds from issuance of shares					$ 4,457,500
Original shareholders value				$ 14,270,194
Unrelated investor [Member]
Organization and Description of Business (Textual)
Company issued shares | shares					900,000
Common shares of value issued					$ 3,600,000
Common share price | $ / shares					$ 4
Original shareholders value					$ 3,600,000
IPO [Member]
Organization and Description of Business (Textual)
Company issued shares | shares			3,220,000
Common share price | $ / shares			$ 5.00
Gross proceeds from the offering			$ 16,100,000
Net proceeds			$ 14,300,000
Equity Transfer Agreement [Member]
Organization and Description of Business (Textual)
Company issued shares | shares	17,830,000	17,830,000
Common shares of value issued	$ 3,466,260	¥ 24
Common share price | $ / shares	$ 0.25
Proceeds from issuance of shares	$ 4,457,500
Original shareholders value	3,466,260	¥ 24
Beijing REIT Technology Development Co Ltd. [Member]
Organization and Description of Business (Textual)
Registered capital													$ 3,500,000	¥ 24
Additional paid-in capital													$ 15,400,000	¥ 100
Majority shareholders of interest rate					84.32%
REIT Holdings [Member]
Organization and Description of Business (Textual)
Owners equity interest rate				100.00%
Majority shareholders of interest rate					15.68%
Deposit made to Venture Business International					$ 565,000
REIT Holdings [Member] | Equity Transfer Agreement [Member]
Organization and Description of Business (Textual)
Carrying value of equity	$ 3,466,260							¥ 24
REIT Changjiang [Member]
Organization and Description of Business (Textual)
Owners equity interest rate											84.32%	84.32%
Registered capital											$ 16,000,000	¥ 100
Majority shareholders of interest rate				15.68%
Non-controlling equity interest value					$ 3,300,000
REIT Xinyi [Member]
Organization and Description of Business (Textual)
Owners equity interest rate									70.00%
Noncontrolling shareholder, Percentage									30.00%
Reit India [Member]
Organization and Description of Business (Textual)
Owners equity interest rate							51.00%